STOCK OPTIONS (Details Textual) - USD ($)	1 Months Ended			3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2016	Nov. 30, 2015	May 08, 2015	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		370,350								101,005
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		269,345
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				134,745			134,745	71,040	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period							60,940	0
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures							$ 0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized				$ 197,000			$ 197,000	$ 15,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition							45 months	32 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 5.79				$ 1.70	$ 0.45
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			71,040				124,645	71,040
Restricted Stock or Unit Expense				80,000			$ 65,000	$ 21,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price							$ 5.81	$ 29.71
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant								299,309	101,005
Omnibus Incentive Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock or Unit Expense				21,000
Omnibus Incentive Plan 2012 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized				$ 164,000			$ 164,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				45 months
Stock or Unit Option Plan Expense				$ 12,000
David Olert [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures							$ 25,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							16,834	16,834
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price							$ 4.50
Vivek Tondon [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures							$ 25,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							18,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price							$ 4.50
Marc Matejka [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures							$ 25,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							18,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price							$ 4.50
Neal Bobrick [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					33,668		33,668	33,668
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price							$ 4.50
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	545,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized				194,000			$ 194,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition							27 months
Restricted Stock [Member] | Omnibus Incentive Plan 2012 [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized				$ 601,000			$ 601,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition							45 months
Restricted Stock [Member] | Director [Member] | Omnibus Incentive Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period							10,000
Restricted Stock [Member] | Neal Bobrick [Member] | Omnibus Incentive Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period							36,332
President and Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures						$ 13,467
Investor [Member] | Omnibus Incentive Plan 2012 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 32,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	9 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	38,143
Stock or Unit Option Plan Expense	$ 2,000